EQUITY (Schedule of Stock Option Activity by Exercise Price) (Details) - Employee [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2015 | shares	1,501,100
Options outstanding, Weighted average remaining contractual life	4 years 3 months 18 days
Options outstanding, Weighted Average Exercise Price	$ 5.0
Options exercisable as of December 31, 2015 | shares	555,182
Options exercisable, Weighted average exercise price of exercisable options	$ 4.7
$3.00 - 4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, lower limit	3.00
Exercise Price, upper limit	$ 4.00
Options outstanding as of December 31, 2015 | shares	376,100
Options outstanding, Weighted average remaining contractual life	3 years 9 months 18 days
Options outstanding, Weighted Average Exercise Price	$ 3.4
Options exercisable as of December 31, 2015 | shares	149,600
Options exercisable, Weighted average exercise price of exercisable options	$ 3.3
$4.54 - 6.77 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, lower limit	4.54
Exercise Price, upper limit	$ 6.77
Options outstanding as of December 31, 2015 | shares	1,075,000
Options outstanding, Weighted average remaining contractual life	4 years 4 months 24 days
Options outstanding, Weighted Average Exercise Price	$ 5.5
Options exercisable as of December 31, 2015 | shares	405,582
Options exercisable, Weighted average exercise price of exercisable options	$ 5.2
$7.01 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, upper limit	$ 7.01
Options outstanding as of December 31, 2015 | shares	50,000
Options outstanding, Weighted average remaining contractual life	5 years 3 months 18 days
Options outstanding, Weighted Average Exercise Price	$ 7.0
Options exercisable as of December 31, 2015 | shares
Options exercisable, Weighted average exercise price of exercisable options